Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans	$ 45,023	$ 34,502	$ 27,349
Investments, taxable	7,720	5,457	6,982
Investment, non-taxable	49	24
Other interest-earning assets	87	117	47
Total interest income	52,879	40,100	34,378
Interest expense:
Deposits: Demand	849	938	877
Deposits: Savings and club	1,020	1,304	1,157
Deposits: Certificates of deposit	6,421	6,220	7,984
Total deposits	8,290	8,462	10,018
Borrowed money	5,007	5,206	4,976
Total interest expense	13,297	13,668	14,994
Net interest income	39,582	26,432	19,384
Provision for loan losses	4,100	2,450	1,550
Net interest income after provision for loan losses	35,482	23,982	17,834
Non-interest income:
Fees and service charges	846	907	657
Gain on sale of loans originated for sale	887	295	225
(Loss) gain on sale of real estate owned	(498)	(345)	13
Loss on sale of property held for sale	(124)
Loss on write-down of fixed assets	(592)
Gain on sale of securities	18
Gain on bargain purchase	1,162	12,582
Other	251	423	36
Total non-interest income	1,950	13,862	931
Non-interest expense:
Salaries and employee benefits	12,680	10,785	5,403
Occupancy expense of premises	3,039	1,932	1,122
Equipment	4,301	3,293	2,124
Professional fees	1,287	780	465
Director fees	689	553	395
Regulatory assessments	1,181	1,204	1,137
Advertising	399	336	273
Merger related expenses	538	644	648
Other	3,894	2,486	829
Total non-interest expenses	28,008	22,013	12,396
Income before Income Taxes	9,424	15,831	6,369
Income Taxes	3,373	1,505	2,621
Net Income	$ 6,051	$ 14,326	$ 3,748
Net Income Per Common Share
Basic	$ 0.64	$ 2.06	$ 0.81
Diluted	$ 0.64	$ 2.05	$ 0.80
Weighted Average Number of Common Shares Outstanding
Basic	9,417	6,968	4,655
Diluted	9,433	6,983	4,676